Leases (Details)					12 Months Ended
	May 11, 2020 HKD ($)	May 11, 2020 USD ($)	Feb. 02, 2020 HKD ($)	Feb. 02, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Term of lease	2 years	2 years	2 years	2 years
Monthly rental payment	$ 15	$ 2	$ 94	$ 12
Mortgage loans on real estate interest rate					5.13%
Operating Lease, Expense	$ 15	$ 2	$ 94	$ 12
Continuing Operations [Member]
Monthly rental payment					$ 166,000	$ 125,000
Operating Lease, Expense					$ 166,000	125,000
Discontinued Operations [Member]
Monthly rental payment						41,000	$ 41,000
Operating Lease, Expense						$ 41,000	$ 41,000